Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of Income Tax Expense	Total income tax expense consists of:

	2025	2024

Current tax expense	$229,134	$114,087
Deferred tax expense (recovery)	(207,066)	20,671
	$22,068	$134,758

Schedule of Income Tax Expense (Recovery) Attributable to Geographical Jurisdiction
Income tax expense (recovery) attributable to each geographical jurisdiction for the Company is as follows:

	2025	2024

Turkiye	$153,979	$44,224
Canada	3,158	67,099
Greece	(139,169)	7,626
Other jurisdictions	4,100	15,809
	$22,068	$134,758

Schedule of Key Factors Affecting Income Tax Expense
The key factors affecting income tax expense for the years are as follows:

	2025	2024

Earnings from continuing operations before income tax	$544,317	$435,394
Canadian statutory tax rate	27%	27%

Tax expense on net earnings at Canadian statutory tax rate	$146,966	$117,556

Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(12,550)	(4,627)
Turkish investment tax credits and other benefits	(16,085)	(28,496)
Québec taxes and mining duties	61,523	42,701
Tax benefit of temporary differences and tax losses not previously recorded	(196,426)	(19,118)
Non-deductible expenses and non-taxable income	2,613	(10,107)
Flow-through share renouncement	—	3,539
Turkish inflation benefit	—	(40,492)
Foreign exchange related to the weakening of the Turkish lira	39,606	33,004
Foreign exchange and other translation adjustments	(42,083)	18,819
Future and current withholding tax on foreign income dividends	30,340	20,329
Other	8,164	1,650
Income tax expense	$22,068	$134,758

Schedule of Change in Net Deferred Tax Position
The change in the Company’s net deferred tax position was as follows:

	2025	2024
Net deferred income tax liability
Balance at January 1,	$415,452	$384,361
Deferred income tax (recovery) expense in the statements of operations	(207,066)	20,672
Deferred tax charged to equity	(2,795)	—
Deferred tax expense in the consolidated statements of other comprehensive income	11,753	10,419
Balance at December 31,	$217,344	$415,452

Schedule of Temporary Difference
The composition of the Company’s net deferred income tax assets and liabilities and deferred tax expense (recovery) is as follows:

Type of temporary difference	Deferred tax assets		Deferred tax liabilities		(Recovery) Expense
	2025	2024	2025	2024	2025	2024

Property, plant and equipment	$—	$—	$377,079	$452,950	$(75,871)	$33,126
Loss carryforwards	78,819	19,487	—	—	(59,332)	(4,738)
Liabilities	87,240	61,632	—	—	(25,608)	(16,013)
Future withholding taxes	—	—	17,700	9,650	8,050	4,295
Other items	11,376	—	—	33,971	(54,305)	4,002
Balance at December 31,	$177,435	$81,119	$394,779	$496,571	$(207,066)	$20,672

Schedule of Unrecognized Deferred Tax Assets

Unrecognized deferred tax assets	2025	2024

Tax losses	$35,701	$197,138
Other deductible temporary differences	1,216	88,388
	$36,917	$285,526

Schedule of Unrecognized Tax Losses	The gross amount of tax losses for which no deferred tax asset was recognized expire as follows:

	2025	Expiry date	2024	Expiry date

Canadian net operating loss carryforwards	$—	2031-2043	$432,863	2031-2043
Canadian capital losses	235,372	none	386,707	none
Greek net operating loss carryforwards	17,844	2026-2030	127,541	2025-2029
Romanian net operating loss carryforwards	—	n/a	6,952	2025-2031